Operating Segmentation	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Operating Segmentation
Note 12: Operating Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (P&C) (comprised of Canadian Personal and Commercial Banking (Canadian P&C) and U.S. Personal and Commercial Banking (U.S. P&C)), BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM), along with a Corporate Services unit.
For additional information refer to Note 26 of our annual consolidated financial statements for the year ended October 31, 2024.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended January 31, 2025	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$2,385	$2,205	$355	$699	$(246)	$5,398
Non-interest revenue	680	471	1,231	1,374	112	3,868
Total Revenue	3,065	2,676	1,586	2,073	(134)	9,266
Provision for credit losses on impaired loans	491	312	1	35	20	859
Provision for (recovery of) credit losses on performing loans	51	102	(1)	11	(11)	152
Total provision for credit losses	542	414	-	46	9	1,011
Depreciation and amortization	153	240	67	85	-	545
Non-interest expense	1,137	1,298	1,028	1,170	249	4,882
Income (loss) before taxes and non-controlling interest in subsidiaries	1,233	724	491	772	(392)	2,828
Provision for (recovery of) income taxes	339	144	122	185	(100)	690
Reported net income (loss)	$894	$580	$369	$587	$(292)	$2,138
Non-controlling interest in subsidiaries	$-	$-	$-	$-	$4	$4
Net income (loss) attributable to bank shareholders	$894	$580	$369	$587	$(296)	$2,134
Average assets (3)	$341,485	$248,222	$70,005	$578,930	$282,872	$1,521,514

For the three months ended January 31, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$2,141	$2,058	$325	$505	$(308)	$4,721
Non-interest revenue	637	396	1,003	1,084	(169)	2,951
Total Revenue	2,778	2,454	1,328	1,589	(477)	7,672
Provision for credit losses on impaired loans	238	183	3	11	38	473
Provision for (recovery of) credit losses on performing loans	57	107	10	(33)	13	154
Total provision for (recovery of) credit losses	295	290	13	(22)	51	627
Depreciation and amortization	143	246	66	77	-	532
Non-interest expense	1,067	1,220	931	1,039	600	4,857
Income (loss) before taxes and non-controlling interest in subsidiaries	1,273	698	318	495	(1,128)	1,656
Provision for (recovery of) income taxes	352	138	78	102	(306)	364
Reported net income (loss)	$921	$560	$240	$393	$(822)	$1,292
Non-controlling interest in subsidiaries	$-	$-	$-	$-	$2	$2
Net income (loss) attributable to bank shareholders	$921	$560	$240	$393	$(824)	$1,290
Average assets (3)	$321,018	$232,345	$62,524	$438,202	$267,902	$1,321,991

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for three months ended January 31, 2025 are $1,319,541 million, including $339,325 million for Canadian P&C, $227,215 million for U.S. P&C, and $753,001 million for all other operating segments including Corporate Services (for three months ended January 31, 2024 – Total: $1,194,407 million, Canadian P&C: $307,501 million, U.S. P&C: $212,331 million and all other operating segments: $674,575 million).